Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement [Abstract]
Beginning of the year	₩ 6,562	₩ 5,963	₩ 8,730
Cash flows used in financing activities – Payment of lease liabilities	(4,525)	(4,083)	(3,918)
Cash flows from operating activities – Interest paid	(130)	(157)	(122)
Non-cash transactions
Acquisitions – leases	4,912	4,358	1,209
Interest expense relating to lease liabilities (included in finance cost)	130	157	122
Others	(17)	260	(124)
Translation difference	189	64	66
Ending of the year	₩ 7,121	₩ 6,562	₩ 5,963